Note 42 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Financial assets measured at cost, impairment or reversal of impairment	€ 0	€ 0
Total Available-for-sale financial assets, impairment or reversal of impairment	(12)	(8)
Debt securities, impairment or reversal of impairment	(12)	(11)
Other equity instruments, impairment or reversal of impairment	0	2
Loans and receivables, impairment or reversal of impairment	1,623	1,950
Recovery of written-off assets	(317)	(238)
Held to maturity investments, impairment or reversal of impairment		(1)
Total impairment or reversal of impairment on financial assets not measured at fair value through profit or loss	€ (1,611)	€ (1,941)